Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information

17. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

The Group believes it operates in three reportable segments: wealth management, asset management and, other business in historical periods. Starting from the fourth quarter of 2024, the Group has adopted a new set of segmentation that organizes net revenues in the new structure, including six business segments and headquarters to reflect the Group’s recent operational adjustments and organizational restructuring. The Group’s CODM has been identified as the chief executive officer, who reviews income (loss) from operations as segment profit/loss measurement to make decisions about allocating resources and assessing performance of the Group. Further, the Group’s CODM reviews and utilizes functional expenses or income, including compensation and benefits, selling expenses, general and administrative expenses, other operating expenses, provision for credit losses and government grants to manage the segments’ operations. The Group’s CODM does not review balance sheet information of the segments.

The financial information under the new segmentation presented does not include a retrospective recast of the financial information of the prior year in accordance with the new segmentation, as the new segmentation reflects the Company’s operational adjustments and organizational restructuring in 2024 and the costs and expenses in the Group’s consolidated statements of operations could not be re-allocated retrospectively under the new segmentation.

Segment information of the Group’s business is as follow:

	Year Ended December 31, 2022 (Amount in Thousands)
	Wealth	Assets
	Management	Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	617,636	—	—	617,636
Recurring service fees	768,980	—	—	768,980
Performance-based income	184,048	—	—	184,048
Other service fees	144,101	—	79,340	223,441
Total revenues from others	1,714,765	—	79,340	1,794,105
Revenues from funds Gopher manages
One-time commissions	13,953	49,856	—	63,809
Recurring service fees	463,314	682,121	—	1,145,435
Performance-based income	18,407	107,121	—	125,528
Total revenues from funds Gopher manages	495,674	839,098	—	1,334,772
Total revenues	2,210,439	839,098	79,340	3,128,877
Less: VAT related surcharges	(10,462)	(4,630)	(13,413)	(28,505)
Net revenues	2,199,977	834,468	65,927	3,100,372
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(460,237)	(36,910)	—	(497,147)
Other compensations	(619,397)	(285,101)	(40,237)	(944,735)
Total compensation and benefits	(1,079,634)	(322,011)	(40,237)	(1,441,882)
Selling expenses	(299,769)	(41,885)	(7,360)	(349,014)
General and administrative expenses	(153,643)	(55,872)	(25,804)	(235,319)
Reversal of (provision for) credit losses	718	386	(680)	424
Other operating expenses	(15,412)	(6,369)	(93,872)	(115,653)
Government subsidies	89,223	39,120	1,178	129,521
Total operating cost and expenses	(1,458,517)	(386,631)	(166,775)	(2,011,923)
Income (loss) from operations	741,460	447,837	(100,848)	1,088,449

	Year Ended December 31, 2023 (Amount in Thousands)
	Wealth	Assets
	Management	Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	1,072,838	—	—	1,072,838
Recurring service fees	707,580	—	—	707,580
Performance-based income	16,344	—	—	16,344
Other service fees	221,917	—	48,662	270,579
Total revenues from others	2,018,679	—	48,662	2,067,341
Revenues from funds Gopher manages
One-time commissions	13,732	2,633	—	16,365
Recurring service fees	398,226	714,624	—	1,112,850
Performance-based income	69,977	51,288	—	121,265
Total revenues from funds Gopher manages	481,935	768,545	—	1,250,480
Total revenues	2,500,614	768,545	48,662	3,317,821
Less: VAT related surcharges	(9,365)	(2,374)	(11,386)	(23,125)
Net revenues	2,491,249	766,171	37,276	3,294,696
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(631,082)	(24,378)	—	(655,460)
Other compensations	(544,804)	(224,308)	(32,181)	(801,293)
Total compensation and benefits	(1,175,886)	(248,686)	(32,181)	(1,456,753)
Selling expenses	(370,861)	(88,827)	(26,090)	(485,778)
General and administrative expenses	(193,248)	(59,367)	(23,112)	(275,727)
(Provision for) reversal of credit losses	(910)	(921)	8,859	7,028
Other operating expenses	(44,042)	(3,348)	(65,116)	(112,506)
Government subsidies	103,597	21,638	1,720	126,955
Total operating cost and expenses	(1,681,350)	(379,511)	(135,920)	(2,196,781)
Income (loss) from operations	809,899	386,660	(98,644)	1,097,915

	Year Ended December 31, 2024 (Amount in Thousands)
	Wealth	Assets
	Management	Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	614,258	—	—	614,258
Recurring service fees	631,505	—	—	631,505
Performance-based income	47,841	—	—	47,841
Other service fees	141,631	—	44,477	186,108
Total revenues from others	1,435,235	—	44,477	1,479,712
Revenues from funds Gopher/Olive manages
One-time commissions	20,110	1,178	—	21,288
Recurring service fees	351,998	663,438	—	1,015,436
Performance-based income	1,089	103,809	—	104,898
Total revenues from funds Gopher/Olive manages	373,197	768,425	—	1,141,622
Total revenues	1,808,432	768,425	44,477	2,621,334
Less: VAT related surcharges	(7,726)	(1,081)	(11,545)	(20,352)
Net revenues	1,800,706	767,344	32,932	2,600,982
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(531,172)	(31,351)	—	(562,523)
Other compensations	(534,031)	(213,668)	(39,229)	(786,928)
Total compensation and benefits	(1,065,203)	(245,019)	(39,229)	(1,349,451)
Selling expenses	(195,830)	(46,811)	(26,397)	(269,038)
General and administrative expenses	(184,688)	(70,795)	(41,268)	(296,751)
(Provision for) reversal of credit losses	(22,157)	(3,698)	1,973	(23,882)
Other operating expenses	(43,107)	(23,948)	(26,155)	(93,210)
Government subsidies	54,324	10,797	118	65,239
Total operating cost and expenses	(1,456,661)	(379,474)	(130,958)	(1,967,093)
Income (loss) from operations	344,045	387,870	(98,026)	633,889

	Year Ended December 31, 2024 (Amount in Thousands)
						Overseas
						insurance
	Domestic	Domestic		Overseas	Overseas	and
	public	asset	Domestic	wealth	asset	comprehensive
	securities	management	insurance	management	management	services	Headquarters[1]	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	18,619	1,354	43,204	435,937	14,785	100,359	—	614,258
Recurring service fees	365,992	188,545	—	22,694	52,952	—	1,322	631,505
Performance-based income	38,058	4,908	—	—	4,875	—	—	47,841
Other service fees	—	—	—	89,846	—	38,507	57,755	186,108
Total revenues from others	422,669	194,807	43,204	548,477	72,612	138,866	59,077	1,479,712
Revenues from funds Gopher/Olive manages
One-time commissions	13,358	—	—	5,551	2,379	—	—	21,288
Recurring service fees	56,441	556,742	—	120,669	281,584	—	—	1,015,436
Performance-based income	1,301	21,659	—	—	81,938	—	—	104,898
Total revenues from funds Gopher/Olive manages	71,100	578,401	—	126,220	365,901	—	—	1,141,622
Total revenues	493,769	773,208	43,204	674,697	438,513	138,866	59,077	2,621,334
Less: VAT related surcharges	(5,017)	(1,101)	(337)	—	—	—	(13,897)	(20,352)
Net revenues	488,752	772,107	42,867	674,697	438,513	138,866	45,180	2,600,982
Operating costs and expenses:
Compensation and benefits
Relationship managers compensation	(128,189)	(71,316)	(53,904)	(294,973)	(3,730)	(10,411)	—	(562,523)
Other compensations	(42,730)	(80,182)	(41,280)	(154,506)	(55,104)	(46,253)	(366,873)	(786,928)
Total compensation and benefits	(170,919)	(151,498)	(95,184)	(449,479)	(58,834)	(56,664)	(366,873)	(1,349,451)
Selling expenses	(8,429)	(10,574)	(5,599)	(106,175)	(22,321)	(12,177)	(103,763)	(269,038)
General and administrative expenses	(2,012)	(12,807)	(23,696)	(13,589)	(3,759)	(7,307)	(233,581)	(296,751)
Provision for credit losses	(88)	(10,083)	—	—	—	(7,307)	(6,404)	(23,882)
Other operating expenses	(1,771)	(23,829)	(449)	—	—	(9,944)	(57,217)	(93,210)
Government grants	13,448	10,796	479	—	—	—	40,516	65,239
Total operating costs and expenses	(169,771)	(197,995)	(124,449)	(569,243)	(84,914)	(93,399)	(727,322)	(1,967,093)
Income (loss) from operations	318,981	574,112	(81,582)	105,454	353,599	45,467	(682,142)	633,889
[1]

The financial information shown under “Headquarters” represents the revenues and operating cost and expenses generated by the Group’s headquarters which cannot be allocated to the six business segments.

The following table summarizes the Group’s revenues generated by the different geographic locations.

	Year Ended December 31, 2022 (Amount in Thousands)
	2022	2023	2024
	RMB	RMB	RMB
Mainland China	2,300,520	1,884,393	1,369,258
Hong Kong	591,936	1,114,679	925,846
Others	236,421	318,749	326,230
Total revenues	3,128,877	3,317,821	2,621,334